Commitments And Contingencies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Purchase Commitment [Line Items]
Commitment amount	¥ 146,844
Operating lease commitment outstanding	938
Maximum financial guarantees provided	98,000
Utilized guarantees	96,600
Security deposit | $		$ 3,000,000	$ 3,000,000	$ 6,000,000
Maximum forfeited security deposit upon non collection of contractual minimum annual service fees | $				$ 6,000,000
Capital Expenditures
Long-Term Purchase Commitment [Line Items]
Long-Term Purchase Commitment, Amount	¥ 4,243